Royalty, stream and other interests (Narrative) (Details) $ / shares in Units, $ in Thousands, Warrant in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) Ounce Ounces	Dec. 31, 2018 USD ($) Ounce Ounces	Dec. 31, 2017 CAD ($) Warrant $ / shares	Dec. 31, 2017 USD ($) Warrant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Investments in associates	$ 304,911		$ 257,433
Exploration and evaluation assets	95,002		$ 102,182				$ 100,038
Silver stream			100.00%	100.00%
Impairment of royalty, stream and other interests	159,000			$ 89,000,000
Impairment of royalty, stream and other interests, net of tax	118,300		$ 65,400
Additional impairment of royalty stream and other interests	158,200
Additional impairment of royalty stream and other interests net of tax	117,500
Estimated recoverable amount	$ 800		$ 300,000
Long-term gold price, per ounce				$ 1,300
Discount rate applied to cash flow projections	5.10%		4.20%		5.10%	4.20%
Per ounce/carat price	2.75	2.75
Commodity Price Risk [Member]
Statements Line Items
Value at risk			$ 30,000
Other price risk [Member]
Statements Line Items
Value at risk			$ 35,000
Other assets impaired
Statements Line Items
Additional impairment charges on royalty and offtake interests	$ 9,700
Additional impairment charges on royalty and offtake interests net of tax	$ 8,300
Renard diamond mine [Member]
Statements Line Items
Diamond stream			9.60%	9.60%
Brucejack gold and silver mine [Member]
Statements Line Items
Gold and silver stream			4.00%	4.00%
Mantos Blancos copper mine [Member]
Statements Line Items
Silver stream			100.00%	100.00%
Top of range [Member]
Statements Line Items
Reasonable increase decrease in estimates, percentage			1.00%			1.00%
Estimated gold price, per ounce						$ 1,300
Description of discount rates applied to cash flow projections plus reasonable increase in estimate			5.20%			5.20%
Bottom of range [Member]
Statements Line Items
Estimated gold price, per ounce						$ 1,170
26 Exploration properties [Member] | Top of range [Member]
Statements Line Items
Net smelter return	3.50%	3.50%
26 Exploration properties [Member] | Bottom of range [Member]
Statements Line Items
Net smelter return	1.50%	1.50%
27 Exploration properties [Member]
Statements Line Items
Net smelter return	2.00%	2.00%
Osisko Mining [Member]
Statements Line Items
Net smelter return	1.00%	1.00%
Investments in associates	$ 18,000		$ 40,100
Proportion of ownership interest	16.70%	16.70%	15.50%	15.50%
Exploration and evaluation assets	$ 34,000
Osisko Mining [Member] | Decrease [Member]
Statements Line Items
Proportion of ownership interest	16.70%	16.70%
Osisko Mining [Member] | Windfall Lake project [Member]
Statements Line Items
Net smelter return	1.50%	1.50%
Falco [Member]
Statements Line Items
Net smelter return	17.80%	17.80%	12.70%	12.70%
Investments in associates			$ 4,000
Payment of up-front cash deposit	$ 180,000
Per ounce/carat price	US$6 per ounce	US$6 per ounce
Barkerville [Member]
Statements Line Items
Investments in associates	$ 7,000		$ 52,100
Proportion of ownership interest	32.20%	32.20%	32.70%	32.70%
Barkerville [Member] | Cariboo Gold project [Member]
Statements Line Items
Net smelter return	1.75%	1.75%	0.75%	0.75%
Investments in associates	$ 20,000		$ 12,500
Net smelter return, additional	1.00%	1.00%
Additional investments in associates	$ 13,000
Barkerville [Member] | Cariboo Gold project [Member] | Top of range [Member]
Statements Line Items
Net smelter return	4.00%	4.00%	2.25%	2.25%
Barkerville [Member] | Cariboo Gold project [Member] | Increase [Member]
Statements Line Items
Net smelter return	4.00%	4.00%	2.25%	2.25%
Taseko [Member]
Statements Line Items
Investments in associates, payment			$ 44,300	$ 3,300,000
Proportion of ownership interest			75.00%	75.00%
Warrants purchased | Warrant			3.0	3.0
Warrants, purchase price | $ / shares			$ 2.74
Fair value of warrants			$ 1,800
Warrants, residual value			42,700
Transaction fees			$ 200
Victoria [Member]
Statements Line Items
Net smelter return	15.40%	15.40%	4.10%	4.10%
Investments in associates	$ 148,000
Equity interests of acquiree	$ 50,000
Victoria [Member] | Dublin Gulch Property [Member]
Statements Line Items
Percentage of NSR acquired	5.00%	5.00%
Investments in associates	$ 98,000
Refined gold delivered | Ounce	97,500	97,500
Value of royalty purchase price remaining commitment.					$ 19,600,000
Net smelter return, additional	3.00%	3.00%
Victoria [Member] | Dublin Gulch Property [Member] | Financing Transaction Payment Tranche One [Member]
Statements Line Items
Investments in associates, payment	$ 49,000
Victoria [Member] | Dublin Gulch Property [Member] | Financing Transaction Payment Tranche Two [Member]
Statements Line Items
Investments in associates, payment	14,700
Stornoway Diamond Corporation [Member]
Statements Line Items
Additional up-front deposit	45,000
Payment of up-front cash deposit	$ 21,400
Per ounce/carat price	US$40 per carat	US$40 per carat
Per ounce/carat price before amendment	US$50 per carat	US$50 per carat
Eleonore NSR royalty
Statements Line Items
Impairment of royalty, stream and other interests	$ 148,500
Impairment of royalty, stream and other interests, net of tax	109,100
Estimated recoverable written down amount	$ 138,600
Long term annual gold production for royalty | Ounces	400,000	400,000
Long term gold price per ounce		$ 1,300
Percentage of post tax real discount rate	5.10%	5.10%
Cash flow projections lower than management estimates for gold per ounce		$ 1,170
Management estimated additional impairment charge	$ 7,800
Recognized an additional impairment charge	13,900
Osisko Bermuda Limited [Member] | Pretium Resources Inc [Member] | Brucejack gold and silver mine [Member]
Statements Line Items
Investment in associates, proceeds	$ 159,400	$ 118,500,000
Proportion of ownership interest	100.00%	100.00%
Gains on disposals of investment properties	$ 9,100	$ 6,800,000
Exploration and evaluation assets	$ 150,300				$ 111,700,000